Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Reportable Segment Information

Reportable segment information for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$151,023,932	$228,639	$151,252,571	$—	$151,252,571
Operating revenues from sales among intersegments	—	19,290	19,290	(19,290)	—
Segment net income (loss), net of tax	2,688,331	(602,809)	2,085,522	1,162,275	3,247,797
Acquisition of property, plant and equipment	19,589,770	305	19,590,075	—	19,590,075
Depreciation	49,777,242	171,347	49,948,589	—	49,948,589
Share of profit or loss of associates and joint ventures	(1,201,986)	(23,245)	(1,225,231)	608,566	(616,665)
Income tax expense (benefit)	(456,058)	(2,595)	(458,653)	(671,224)	(1,129,877)
Impairment loss of non-financial assets	46,225	—	46,225	—	46,225

	For the year ended December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$148,123,306	$78,335	$148,201,641	$—	$148,201,641
Segment net income (loss), net of tax	6,156,681	(442,365)	5,714,316	(1,138,066)	4,576,250
Acquisition of property, plant and equipment	16,518,483	—	16,518,483	—	16,518,483
Acquisition of intangible assets	2,443,593	—	2,443,593	—	2,443,593
Cash payments for the principal portion of the lease liability	614,845	18,643	633,488	—	633,488
Depreciation	47,038,876	134,005	47,172,881	—	47,172,881
Share of profit or loss of associates and joint ventures	733,044	—	733,044	(617,715)	115,329
Income tax expense (benefit)	(414,104)	20,974	(393,130)	623,476	230,346
Impairment loss of non-financial assets	33,160	84,974	118,134	—	118,134

	For the year ended December 31, 2020
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$176,810,702	$10,212	$176,820,914	$—	$176,820,914
Operating revenues from sales among intersegments	—	4,681	4,681	(4,681)	—
Segment net income (loss), net of tax	27,109,258	1,060,789	28,170,047	(7,318,380)	20,851,667
Acquisition of property, plant and equipment	26,345,302	—	26,345,302	—	26,345,302
Acquisition of intangible assets	2,009,031	—	2,009,031	—	2,009,031
Cash payments for the principal portion of the lease liability	712,676	13,950	726,626	—	726,626
Depreciation	46,111,203	52,490	46,163,693	—	46,163,693
Share of profit or loss of associates and joint ventures	7,657,587	—	7,657,587	(6,357,324)	1,300,263
Income tax expense (benefit)	744,985	782	745,767	945,316	1,691,083

	As of December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$369,189,983	$924,149	$370,114,132	$(3,852,439)	$366,261,693
Segment liabilities	$161,955,970	$1,157,878	$163,113,848	$233,930	$163,347,778

	As of December 31, 2020
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$377,504,731	$74,824	$377,579,555	$(11,125,454)	$366,454,101
Segment liabilities	$141,731,629	$12,164	$141,743,793	$1,570,746	$143,314,539

Geographic Non-current Assets Information
(2)	Geographic non-current assets information

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$73,481,714	$64,563,752
Singapore	15,191,880	11,621,141
China (includes Hong Kong)	63,622,327	59,643,273
Japan	12,265,769	11,591,851
USA	70,498	46,484
Europe	24,383	21,257
Others	3,309	1,126
Total	$164,659,880	$147,488,884

Individual Customers Accounting for at least 10% of Operating Revenues

Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A from wafer fabrication segment	$15,357,470	$17,576,293	$20,380,814